Leases - Minimum Future Lease Payments to be Received from Sales-Type and Direct Financing Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
2015	$ 3,696
2016	3,417
2017	2,601
2018	813
2019	291
Thereafter	$ 355